Investment Strategy - Short Duration Preferred and Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund pursues its objectives primarily by investing in issues of preferred and other income securities believed to be undervalued relative to credit quality and other investment characteristics. In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. In assessing duration, the Advisor considers potential changes to interest rates, and a security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value and call features, in addition to the amount of time until the security matures. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making.Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, which may be either exchange-traded or available over-the-counter (“OTC”). Such securities include traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other open-end, closed-end or exchange-traded funds (“ETFs”) that invest primarily in preferred and/or debt securities as described herein. To the extent the Fund invests in securities of other open-end, closed-end or ETFs, the Fund will consider the investments of these funds, to the extent known by the Fund, in determining compliance with this policy. The Fund may also invest in certain restricted securities including securities that are only eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the “Securities Act”) (referred to as Rule 144A securities) and securities of U.S. and non-U.S. issuers that are issued through private offerings without registration with the Securities and Exchange Commission (the “SEC”) pursuant to Regulation S under the Securities Act. The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries. From time to time, the Fund may have 25% or more of its net assets invested in any one of these industries. In addition, the Fund also may focus its investments in other sectors or industries, such as (but not limited to) energy, industrials, utilities, pipelines, health care and telecommunications. The Advisor retains broad discretion to allocate the Fund’s investments across various sectors and industries. Under normal market conditions, the Fund seeks to target a weighted average modified duration of less than three years and is managed to seek to help reduce volatility associated with changes in interest rates. However, the Fund’s duration may be longer than three years depending on market conditions and other factors. For example, extreme market movements could cause the durations of certain securities owned by the Fund to fluctuate, potentially extending the Fund’s duration beyond three years. The Fund may also attempt to manage the Fund’s duration by entering into derivatives transactions, including, among others, interest rate swaps.
Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Modified duration (“duration”) is a more precise measure of a security’s sensitivity to interest rates (or yields) compared to its term to maturity. Prices of securities with higher durations are usually more sensitive to interest rate (or yield) changes than securities with lower durations. Duration incorporates certain characteristics of a security, such as the security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value, final maturity (if any) and call features, into one measure.The Fund may invest without limit in securities of non-U.S. companies, which may be non-U.S. dollar denominated, including up to 15% of the Fund’s net assets in securities issued by companies domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund may invest in preferred and debt securities of any maturity or credit rating, including investment grade securities, below investment grade securities and unrated securities. Although not required to do so, the Fund will generally seek to maintain a minimum weighted average senior debt rating of companies in which it invests of BBB-, which the Fund considers to be investment grade. Although a company’s senior debt rating may be BBB-, an underlying security issued by such company in which the Fund invests may have a lower rating than BBB-. If the Fund cannot access a company’s average senior debt rating, the Fund may look to the rating of the underlying security issued by such company. Below investment grade securities are also known as “high yield” or “junk” securities and are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. The Fund is authorized to purchase, sell or enter into any derivative contract or option on a derivative contract, transaction or instrument, without limitation, including various interest rate transactions such as swaps, caps, floors or collars, and foreign currency transactions such as foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of derivative contracts will be to enter into interest rate and currency hedging transactions in order to reduce the interest rate and foreign currency risk inherent in the Fund’s investments, as well as to manage duration.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Duration is a mathematical calculation of the average life of a fixed-income or preferred security that serves as a measure of the security’s price risk to changes in interest rates (or yields). Modified duration (“duration”) is a more precise measure of a security’s sensitivity to interest rates (or yields) compared to its term to maturity. Prices of securities with higher durations are usually more sensitive to interest rate (or yield) changes than securities with lower durations. Duration incorporates certain characteristics of a security, such as the security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value, final maturity (if any) and call features, into one measure.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its objectives primarily by investing in issues of preferred and other income securities believed to be undervalued relative to credit quality and other investment characteristics. In making this determination, the Advisor evaluates the fundamental characteristics of an issuer, including an issuer’s creditworthiness, and also takes into account prevailing market factors. In analyzing credit quality, the Advisor considers not only fundamental analysis, but also an issuer’s corporate and capital structure and the placement of the preferred or other income securities within that structure. In evaluating relative value, the Advisor also takes into account call, conversion and other structural security features, in addition to such factors as the likely directions of credit ratings and relative value versus other income security classes. In assessing duration, the Advisor considers potential changes to interest rates, and a security’s yield, coupon payments (including the frequency of coupon resets, if applicable), price and par value and call features, in addition to the amount of time until the security matures. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of preferred and other income securities issued by U.S. and non-U.S. companies, which may be either exchange-traded or available over-the-counter (“OTC”). Such securities include traditional preferred securities; hybrid preferred securities that have investment and economic characteristics of both preferred stock and debt securities; floating rate preferred securities; corporate debt securities; convertible securities; contingent capital securities (“CoCos”); and securities of other open-end, closed-end or exchange-traded funds (“ETFs”) that invest primarily in preferred and/or debt securities as described herein.
Strategy Portfolio Concentration [Text]	The Fund also will invest at least 25% of its net assets in the financials sector, which is comprised of the bank, diversified financials, real estate (including real estate investment trusts (“REITs”)) and insurance industries.